Subsequent Events (Details) (USD $)	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011	Sep. 30, 2013 Secured Debt	Dec. 31, 2012 Secured Debt	Dec. 31, 2011 Secured Debt	Jan. 16, 2013 Secured Debt Secured Commercial Bank Financings	Jan. 16, 2013 Subsequent event Secured Debt Secured Commercial Bank Financings
Subsequent event
Face amount of debt prepaid								$ 106,000,000
Amount outstanding	$ 8,281,477,000	$ 9,489,247,000	$ 9,764,631,000	$ 8,281,477,000	$ 9,489,247,000	$ 9,764,631,000	$ 66,000,000